Synthetic Investment Contracts (Details) - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 3,525,342	$ 3,434,960
Managed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 365,774	$ 479,647